UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2019

Date of reporting period:  February 28, 2019

Item 1. Reports to Stockholders.

Annual Report
February 28, 2019

Bright Rock Mid Cap Growth Fund
Institutional Class Shares (BQMGX)
Investor Class Shares (BQMIX)

Bright Rock Quality Large Cap Fund
Institutional Class Shares (BQLCX)
Investor Class Shares (BQLIX)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive annual and semi-annual shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary or, if you are a direct investor, by calling the Funds at 1-866-273-7223.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Funds, you can call the Funds at 1-866-273-7223. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly with the Funds, to all Bright Rock Funds you hold.

Investment Adviser

Bright Rock Capital Management LLC
288 Union Street
Rockland, Massachusetts 02370

Phone:  1-866-273-7223

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3
ALLOCATION OF PORTFOLIO HOLDINGS	6
EXPENSE EXAMPLES	7
INVESTMENT HIGHLIGHTS	9
SCHEDULES OF INVESTMENTS	13
STATEMENTS OF ASSETS AND LIABILITIES	19
STATEMENTS OF OPERATIONS	20
STATEMENTS OF CHANGES IN NET ASSETS	21
FINANCIAL HIGHLIGHTS	23
NOTES TO FINANCIAL STATEMENTS	27
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	37
NOTICE OF PRIVACY POLICY & PRACTICES	38
ADDITIONAL INFORMATION	39

Dear Shareholder:

Market Overview

Despite a volatile end to 2018, the S&P 500 Total Return Index (the “S&P 500”) finished up +4.68% for the twelve months ended February 28, 2019. This marks a positive continuation of the prior twelve month return of +17.10%. Since March 1, 2009 (the end of the financial crisis), the S&P 500 has delivered an annualized total return of +16.67% per year.

Historically, our high quality, low volatility bias, and equal-weighted sector strategy has tended to be challenged in strong positive markets. Over the past twelve months, the S&P 500 Quality Index and S&P 500 Equal Weighted Sector Index (+3.90% and +4.54%, respectively) both underperformed the S&P 500 (+4.68%) on a relative basis. However, the S&P 500 Low Volatility Index significantly outperformed (+13.26%) over the past twelve months. This was largely driven by an investor flight to lower volatility stocks during the market volatility in the last quarter of 2018.

Bright Rock Fund Overviews

Our strategy’s focus on investing in quality stocks across all sectors put downward pressure on our performance over the past twelve months. While our Mid Cap Growth Fund did not outperform its benchmark in this environment due to both portfolio construction (high quality/equal sector) and stock specific reasons, our Quality Large Cap Fund did outperform its benchmark due to positive stock selection.

Quality Large Cap Fund:
For the twelve month period ended on February 28, 2019, the Institutional Class shares of the Fund returned +5.92% relative to the S&P 500, which returned +4.68%. Relative to our benchmark, equal-weighting the S&P 500 sectors (Ex-Real Estate) cost us roughly 0.34%, while our stock selection added roughly 1.58%.

Nine of the eleven sectors in the S&P 500 generated positive returns over the past twelve months. The best performing sectors were Utilities (+20.35%) and Real Estate (+19.67%), while the worst performing sectors were Financials (-6.34%) and Materials (-5.81%). From an equal-sector standpoint, our significant overweight to Utilities was a positive contributor over this time frame. However, our significant overweight to Materials erased much of that contribution. In addition, our underweight to Information Technology and our zero weight in Real Estate were large detractors from a sector standpoint.

Stock selection was the main driver of the Fund’s relative outperformance over the past twelve months. Specifically, Consumer Discretionary and Industrials were two sectors in which we selected stocks with strong performance results. O’Reilly Automotive (+52.32%), Union Pacific (+31.22%), Ecolab (+30.78%), and Thermo Fisher Scientific Inc. (+24.77%) were among the leading positive contributors, while Halliburton Co. (-32.34%), Schlumberger Ltd. (-29.83%), BlackRock (-17.14%), and Wells Fargo Co. (-11.68%) were among the leading detractors to performance over the past twelve months.

Mid Cap Growth Fund:
For the twelve month period ended on February 28, 2019, the Institutional Class shares of the Fund returned +1.88%, which trailed the +9.85% return for the Russell Midcap Growth Total Return Index. Relative to our benchmark, equal-weighting the Russell Midcap Growth Total Return Index sectors cost us roughly 2.63%, while our stock selection cost us roughly 5.34%.

Six of the nine sectors in the Russell Midcap Growth Total Return Index generated positive returns over the past twelve months. The best performing sectors were Technology (+17.36%) and Consumer Staples (+11.29%), while the worst performing sectors were Utilities (-28.54%), Materials (-2.08%), and Energy (-1.30%). Given our equal-weighted sector approach, our significant underweight to Technology and significant overweight to Energy were among the leading detractors to performance from a sector allocation standpoint.

Our stock selection was the major driver of our relative underperformance over the past twelve months. IPG Photonics Corp. (-36.89%), Parsley Energy (-28.24%), L Brands (-42.75%), and SEI Investments (-26.71%) were among the leading detractors. Tractor Supply Co. (+48.76%), Church & Dwight (+35.56%), Copart Inc. (+25.34%) and Red Hat Inc. (+23.88%) were among the leading positive contributors.

Thank you for your business and the confidence you have placed in us. We wish you a wonderful remainder of 2019.

Sincerely,

David B. Smith, CFA	Doug Butler
Chief Investment Officer	Director of Research
Bright Rock Capital Management	Bright Rock Capital Management

Past performance is not a guarantee of future results.

The S&P 500® Total Return Index is a cap weighted index of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

The S&P 500® Quality Index is designed to track high quality stocks in the S&P 500 by quality score, which is calculated based on return on equity, accruals ratio and financial leverage ratio.

The S&P 500® Low Volatility Index measures performance of the 100 least volatile stocks in the S&P 500. The index benchmarks low volatility or low variance strategies for the U.S. stock market.

The S&P 500® Equal Weighted Sector Index measures performance of 10 S&P 500 GICS Sectors (all ex Real Estate) equally weighted and rebalanced quarterly.

Russell Midcap Growth Total Return Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Opinions expressed are those of Bright Rock Capital Management, LLC and are subject to change, are not guaranteed and should not be considered investment advice.  One cannot invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in mid cap companies can involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities can exhibit greater volatility. Additional risks include political, economic, and currency risks as well as differences in accounting methods. These risks can be greater for investments in emerging markets. The Funds will bear their share of the fees and expenses of investments in underlying funds or exchange-traded funds (“ETFs”).  Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs. Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange on which they trade, which may impact a Fund’s ability to sell ETF shares. The Funds may use options and futures contracts which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates. This investment may not be suitable for all investors. The Funds may engage in short sales, which could result in such a Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.  The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedule of Investments included in this report.

Must be preceded or accompanied by a prospectus.

The Bright Rock Funds are distributed by Quasar Distributors, LLC.

Bright Rock Funds
Allocation of Portfolio Holdings as of February 28, 2019

Bright Rock Mid Cap Growth Fund
(% of Investments)

Bright Rock Quality Large Cap Fund
(% of Investments)

Bright Rock Funds
Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (Investor Class only) and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 – February 28, 2019).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will

Bright Rock Funds
Expense Examples (Unaudited) (Continued)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mid Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2018 –
	September 1, 2018	February 28, 2019	February 28, 2019*
Actual	$1,000.00	$ 965.50	$5.80
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.89	$5.96

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Mid Cap Growth Fund – Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2018 –
	September 1, 2018	February 28, 2019	February 28, 2019*
Actual	$1,000.00	$ 964.60	$7.01
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.65	$7.20

*	Expenses are equal to the Investor Class’ annualized expense ratio of 1.44%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Quality Large Cap Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2018 –
	September 1, 2018	February 28, 2019	February 28, 2019*
Actual	$1,000.00	$ 991.40	$4.39
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.38	$4.46

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	Quality Large Cap Fund – Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2018 –
	September 1, 2018	February 28, 2019	February 28, 2019*
Actual	$1,000.00	$ 990.20	$5.63
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.14	$5.71

*	Expenses are equal to the Investor Class’ annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended February 28, 2019

				Since	Since
	One	Three	Five	Inception	Inception
	Year	Years	Years	(5/26/10)	(1/17/12)
Bright Rock Mid Cap Growth Fund
Institutional Class	1.88%	13.54%	8.99%	10.37%	N/A
Investor Class	1.61%	13.29%	8.83%	N/A	10.50%
Russell Midcap Growth
Total Return Index	9.85%	17.20%	10.18%	14.47%	14.09%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown in the table and graphs assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor Classes, respectively. The graphs do not reflect any future performance.

The Russell Midcap Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe. One cannot invest directly in an index.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Mid Cap Growth Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Mid Cap Growth Fund – Investor Class
Growth of $10,000 Investment

*  Inception Date

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended February 28, 2019

				Since	Since
	One	Three	Five	Inception	Inception
	Year	Years	Years	(5/26/10)	(1/17/12)
Bright Rock Quality Large Cap Fund
Institutional Class	5.92%	9.98%	7.73%	11.27%	N/A
Investor Class	5.64%	9.66%	7.46%	N/A	11.20%
S&P 500 Total Return Index	4.68%	15.28%	10.67%	13.92%	13.74%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

The returns shown in the table and graphs assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor Classes, respectively. The graphs do not reflect any future performance.

The S&P 500 Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Quality Large Cap Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Quality Large Cap Fund – Investor Class
Growth of $10,000 Investment

*  Inception Date

Bright Rock Mid Cap Growth Fund
Schedule of Investments
February 28, 2019

	Shares	Value
COMMON STOCKS – 97.77%

Auto Components – 2.26%
Gentex Corp.	71,000	$1,444,140

Beverages – 4.88%
Brown-Forman Corp. – Class B	22,500	1,113,525
Monster Beverage Corp. (a)	31,500	2,010,645
		3,124,170
Capital Markets – 7.60%
Eaton Vance Corp.	30,000	1,255,500
FactSet Research Systems, Inc.	9,000	2,116,530
SEI Investments Co.	28,300	1,492,825
		4,864,855
Chemicals – 6.46%
International Flavors & Fragrances, Inc.	10,000	1,275,000
The Sherwin-Williams Co.	6,600	2,859,120
		4,134,120
Commercial Services & Supplies – 8.02%
Copart, Inc. (a)	52,000	3,050,840
Rollins, Inc.	52,500	2,082,150
		5,132,990
Containers & Packaging – 1.19%
AptarGroup, Inc.	7,500	762,975

Distributors – 2.13%
LKQ Corp. (a)	49,200	1,362,840

Electrical Equipment – 1.83%
Acuity Brands, Inc.	9,000	1,171,080

Electronic Equipment, Instruments & Components – 5.22%
Amphenol Corp. – Class A	19,000	1,785,430
IPG Photonics Corp. (a)	10,000	1,550,300
		3,335,730
Energy Equipment & Services – 0.70%
TechnipFMC PLC (b)	20,000	445,800

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2019

	Shares	Value
Food Products – 5.03%
McCormick & Co, Inc.	6,000	$815,880
The Hershey Co.	21,700	2,401,756
		3,217,636
Health Care Equipment & Supplies – 12.39%
Edwards Lifesciences Corp. (a)	13,000	2,200,770
IDEXX Laboratories, Inc. (a)	13,600	2,870,008
ResMed, Inc.	20,000	2,048,600
Varian Medical Systems, Inc. (a)	6,000	806,160
		7,925,538
Household Products – 2.88%
Church & Dwight Co., Inc.	28,000	1,842,400

IT Services – 5.27%
FleetCor Technologies, Inc. (a)	3,300	769,824
Jack Henry & Associates, Inc.	19,600	2,599,548
		3,369,372
Multiline Retail – 3.68%
Dollar General Corp.	14,000	1,658,440
Dollar Tree, Inc. (a)	7,200	693,576
		2,352,016
Oil, Gas & Consumable Fuels – 9.70%
Cabot Oil & Gas Corp.	33,000	812,460
Diamondback Energy, Inc.	14,100	1,451,313
ONEOK, Inc.	43,600	2,801,736
Parsley Energy, Inc. – Class A (a)	63,000	1,142,820
		6,208,329
Road & Rail – 2.37%
JB Hunt Transport Services, Inc.	14,100	1,518,147

Semiconductors & Semiconductor Equipment – 4.19%
Analog Devices, Inc.	9,000	962,640
Microchip Technology, Inc.	19,800	1,720,026
		2,682,666

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2019

	Shares	Value
Software – 4.85%
Red Hat, Inc. (a)	17,000	$3,104,200

Specialty Retail – 2.91%
Tractor Supply Co.	19,500	1,859,325

Trading Companies & Distributors – 4.21%
Fastenal Co.	32,400	2,039,256
MSC Industrial Direct Co., Inc. – Class A	7,750	654,178
		2,693,434
TOTAL COMMON STOCKS (Cost $35,321,301)		62,551,763

MONEY MARKET FUNDS – 2.23%
Morgan Stanley Institutional Liquidity Funds –
Government Portfolio, Institutional Class, 2.305% (c)	1,427,310	1,427,310
TOTAL MONEY MARKET FUNDS (Cost $1,427,310)		1,427,310
Total Investments (Cost $36,748,611) – 100.00%		63,979,073
Other Assets in Excess of Liabilities – 0.00%		2,389
TOTAL NET ASSETS – 100.00%		$63,981,462

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of February 28, 2019.

Abbreviations:
PLC  Public Limited Company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments
February 28, 2019

	Shares	Value
COMMON STOCKS – 97.70%

Aerospace & Defense – 2.38%
United Technologies Corp.	44,000	$5,529,480

Air Freight & Logistics – 1.95%
CH Robinson Worldwide, Inc.	50,000	4,519,000

Banks – 3.74%
Wells Fargo & Co.	174,000	8,680,860

Beverages – 3.24%
PepsiCo, Inc.	65,000	7,516,600

Capital Markets – 3.70%
BlackRock, Inc.	8,000	3,545,760
T. Price Rowe Group, Inc.	50,000	5,021,500
		8,567,260
Chemicals – 7.32%
Ecolab, Inc.	34,000	5,742,940
Linde PLC (a)	31,000	5,370,440
The Sherwin-Williams Co.	13,500	5,848,200
		16,961,580
Construction Materials – 2.83%
Martin Marietta Materials, Inc.	35,000	6,573,000

Diversified Telecommunication Services – 4.39%
Verizon Communications, Inc.	179,000	10,188,680

Electric Utilities – 5.05%
Evergy, Inc.	85,000	4,752,350
NextEra Energy, Inc.	37,000	6,945,640
		11,697,990
Energy Equipment & Services – 3.79%
Halliburton Co.	150,000	4,603,500
Oceaneering International, Inc. (b)	200,000	3,090,000
Schlumberger Ltd. (a)	25,000	1,101,500
		8,795,000
Food & Staples Retailing – 2.86%
Walmart, Inc.	67,000	6,632,330

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 28, 2019

	Shares	Value
Food Products – 1.29%
McCormick & Co, Inc.	22,000	$2,991,560

Health Care Providers & Services – 2.67%
CVS Health Corp.	107,000	6,187,810

Health Care Technology – 1.93%
Cerner Corp. (b)	80,000	4,476,000

Hotels, Restaurants & Leisure – 2.52%
Starbucks Corp.	83,000	5,831,580

Household Products – 2.03%
Colgate-Palmolive Co.	71,500	4,709,705

Insurance – 2.02%
Chubb Ltd. (a)	35,000	4,686,500

Interactive Media & Services – 5.61%
Alphabet, Inc. – Class A (b)	7,400	8,336,470
Facebook, Inc. – Class A (b)	29,000	4,682,050
		13,018,520
IT Services – 4.58%
Cognizant Technology Solutions Corp. – Class A	64,000	4,542,720
Mastercard, Inc. – Class A	27,000	6,068,790
		10,611,510
Life Sciences Tools & Services – 2.91%
Thermo Fisher Scientific Inc.	26,000	6,748,820

Media – 2.77%
Comcast Corp. – Class A	166,000	6,419,220

Multi-Utilities – 2.86%
Sempra Energy	55,000	6,624,200

Oil, Gas & Consumable Fuels – 6.15%
Chevron Corp.	67,000	8,011,860
Exxon Mobil Corp.	79,000	6,243,370
		14,255,230
Pharmaceuticals – 2.53%
Johnson & Johnson	43,000	5,875,520

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
February 28, 2019

	Shares	Value
Road & Rail – 3.87%
Union Pacific Corp.	53,500	$8,971,950

Software – 2.90%
Microsoft Corp.	60,000	6,721,800

Specialty Retail – 6.16%
O’Reilly Automotive, Inc. (b)	20,000	7,439,200
The Home Depot, Inc.	37,000	6,850,180
		14,289,380
Textiles, Apparel & Luxury Goods – 1.77%
NIKE, Inc. – Class B	48,000	4,115,040

Water Utilities – 1.88%
Aqua America, Inc.	121,500	4,366,710
TOTAL COMMON STOCKS (Cost $164,271,861)		226,562,835

EXCHANGE TRADED FUNDS – 1.88%
Industrial Select Sector SPDR Fund	57,000	4,351,380
TOTAL EXCHANGE TRADED FUNDS (Cost $3,852,550)		4,351,380

MONEY MARKET FUNDS – 0.15%
Morgan Stanley Institutional Liquidity Funds –
Government Portfolio, Institutional Class, 2.305% (c)	348,555	348,555
TOTAL MONEY MARKET FUNDS (Cost $348,555)		348,555
Total Investments (Cost $168,472,966) – 99.73%		231,262,770
Other Assets in Excess of Liabilities – 0.27%		620,047
TOTAL NET ASSETS – 100.00%		$231,882,817

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of February 28, 2019.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Assets and Liabilities
February 28, 2019

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
ASSETS
Investments, at value:
(Cost $36,748,611 and $168,472,966)	$63,979,073	$231,262,770
Receivable for Fund shares sold	19,817	212,201
Dividends and interest receivable	76,443	639,689
Other assets	10,186	10,972
TOTAL ASSETS	64,085,519	232,125,632

LIABILITIES
Payable for Fund shares redeemed	5,635	23,006
Payable to affiliates	28,766	67,788
Payable to Adviser	34,349	112,387
Payable to distributor	37	245
Accrued expenses and other liabilities	35,270	39,389
TOTAL LIABILITIES	104,057	242,815
NET ASSETS	$63,981,462	$231,882,817

Net assets consist of:
Paid-in capital	$36,200,638	$167,191,243
Total distributable earnings	27,780,824	64,691,574
NET ASSETS	$63,981,462	$231,882,817

INSTITUTIONAL CLASS SHARES
Net assets	$63,918,334	$231,861,897
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,572,619	14,120,502
Net asset value, redemption price
and offering price per share	$17.89	$16.42

INVESTOR CLASS SHARES
Net assets	$63,128	$20,920
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,456	1,243
Net asset value, redemption price
and offering price per share	$18.27	$16.82	(1)

(1)	Net asset value does not compute due to rounding.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Operations
For the Year Ended February 28, 2019

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
INVESTMENT INCOME
Dividend income	$821,839	$5,525,710
Interest income	12,837	18,434
TOTAL INVESTMENT INCOME	834,676	5,544,144

EXPENSES
Management fees	474,379	1,495,750
Administration fees	75,929	227,520
Fund accounting fees	44,585	101,966
Transfer agent fees and expenses	41,542	58,608
Federal and state registration fees	31,733	31,968
Audit and tax fees	30,822	30,822
Chief Compliance Officer fees	10,665	10,665
Reports to shareholders	10,063	17,076
Trustees’ fees	8,097	8,114
Legal fees	7,246	18,768
Custody fees	6,934	25,310
Distribution (12b-1) fees – Investor Class	175	79
Other expenses	6,540	6,950
TOTAL EXPENSES	748,710	2,033,596
NET INVESTMENT INCOME	85,966	3,510,548

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain on investments	1,002,025	5,162,811
Net change in unrealized appreciation on investments	182,425	4,608,204
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	1,184,450	9,771,015
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$1,270,416	$13,281,563

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	February 28, 2019	February 28, 2018
FROM OPERATIONS
Net investment income (loss)	$85,966	$(21,444)
Net realized gain on investments	1,002,025	41,489
Net change in unrealized
appreciation on investments	182,425	10,656,635
Net increase in net assets from operations	1,270,416	10,676,680

FROM DISTRIBUTIONS
Net dividends and distributions –
Institutional Class	—	(52,371)
Net dividends and distributions –
Investor Class	—	(12)
Net decrease in net assets resulting
from distributions paid	—	(52,383	)(1)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	7,799,739	6,790,144
Proceeds from shares sold – Investor Class	5,000	6,000
Payments for shares redeemed –
Institutional Class	(11,202,225)	(10,279,001)
Payments for shares redeemed –
Investor Class	(13,000)	(85,881)
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	—	915
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Investor Class	—	10
Net decrease in net assets
from capital share transactions	(3,410,486)	(3,567,813)
TOTAL INCREASE (DECREASE)
IN NET ASSETS	(2,140,070)	7,056,484

NET ASSETS
Beginning of Year	66,121,532	59,065,048
End of Year	$63,981,462	$66,121,532

(1)	Includes net investment income distributions of $52,371 and $12 for the Institutional Class and Investor Class, respectively.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	February 28, 2019	February 28, 2018
FROM OPERATIONS
Net investment income	$3,510,548	$2,891,379
Net realized gain on investments	5,162,811	5,386,438
Net change in unrealized
appreciation on investments	4,608,204	12,086,587
Net increase in net assets from operations	13,281,563	20,364,404

FROM DISTRIBUTIONS
Net dividends and distributions –
Institutional Class	(10,534,841)	(6,355,443)
Net dividends and distributions –
Investor Class	(1,012)	(14,898)
Net decrease in net assets resulting
from distributions paid	(10,535,853)	(6,370,341	)(1)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	28,545,068	32,899,439
Proceeds from shares sold – Investor Class	—	288,243
Payments for shares redeemed –
Institutional Class	(38,949,273)	(34,277,312)
Payments for shares redeemed –
Investor Class	(74,148)	(2,944,920)
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	7,048,814	3,686,516
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Investor Class	1,012	14,863
Net decrease in net assets
from capital share transactions	(3,428,527)	(333,171)
TOTAL INCREASE (DECREASE)
IN NET ASSETS	(682,817)	13,660,892

NET ASSETS
Beginning of Year	232,565,634	218,904,742
End of Year	$231,882,817	$232,565,634	(2)

(1)	Includes net investment income distributions of $2,735,708 and $13,081, and net realized gain distributions of $3,619,735 and $1,817, for the Institutional Class and Investor Class, respectively.
(2)	Includes accumulated undistributed net investment income of $574,474.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

				Year	Year
				Ended	Ended
	Year Ended			February	February
	February 28,			29,	28,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$17.56	$14.83	$12.37	$13.88	$13.61

Income (loss) from investment operations:
Net investment income (loss)(1)	0.02	(0.01)	0.01	0.01	(0.03)
Net realized and unrealized
gain (loss) on investments	0.31	2.75	2.61	(0.79)	1.47
Total from investment operations	0.33	2.74	2.62	(0.78)	1.44

Less distributions paid:
From investment loss	—	(0.01)	(0.01)	—	—
From net realized gain on investments	—	—	(0.15)	(0.73)	(1.17)
Total distributions paid	—	(0.01)	(0.16)	(0.73)	(1.17)
Net Asset Value, End of Year	$17.89	$17.56	$14.83	$12.37	$13.88
Total Return	1.88%	18.50%	21.22%	-5.68%	11.41%

Supplemental Data and Ratios:
Net Assets at End of Year (000’s Omitted)	$63,918	$66,052	$58,928	$45,666	$47,851
Ratio of expenses to average
net assets before waiver
or recoupments	1.18%	1.21%	1.20%	1.26%	1.28%
Ratio of expenses to average
net assets after waiver
or recoupments	1.18%	1.21%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to
average net assets before
waiver or recoupments	0.14%	(0.03)%	0.14%	0.08%	(0.21)%
Ratio of net investment income (loss) to
average net assets after
waiver or recoupments	0.14%	(0.03)%	0.10%	0.09%	(0.18)%
Portfolio turnover rate	10.6%	15.3%	30.2%	44.1%	62.9%

(1)	Per share net investment income was calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

						Year	Year
						Ended	Ended
	Year Ended					February	February
	February 28,					29,	28,
	2019	2018		2017		2016	2015
Net Asset Value, Beginning of Year	$17.98	$15.21		$12.70		$14.26	$13.93

Income (loss) from investment operations:
Net investment loss(1)	(0.02)	(0.06)		(0.02)		(0.02)	(0.05)
Net realized and unrealized
gain (loss) on investments	0.31	2.83		2.68		(0.81)	1.55
Total from investment operations	0.29	2.77		2.66		(0.83)	1.50

Less distributions paid:
From investment income	—	(0.00	)(2)	(0.00	)(2)	—	—
From net realized gain on investments	—	—		(0.15)		(0.73)	(1.17)
Total distributions paid	—	(0.00	)(2)	(0.15)		(0.73)	(1.17)
Net Asset Value, End of Year	$18.27	$17.98		$15.21		$12.70	$14.26
Total Return	1.61%	18.23%		21.03%		-5.95%	11.64%

Supplemental Data and Ratios:
Net Assets at End of Year (000’s Omitted)	$63	$70		$137		$11	$11
Ratio of expenses to average
net assets before waiver
or recoupments	1.43%	1.46%		1.45%		1.51%	1.53%
Ratio of expenses to average
net assets after waiver
or recoupments	1.43%	1.46%		1.50%		1.50%	1.50%
Ratio of net investment loss to
average net assets before
waiver or recoupments	(0.11)%	(0.38)%		(0.06)%		(0.17)%	(0.46)%
Ratio of net investment loss to
average net assets after
waiver or recoupments	(0.11)%	(0.38)%		(0.11)%		(0.16)%	(0.43)%
Portfolio turnover rate	10.6%	15.3%		30.2%		44.1%	62.9%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

				Year	Year
				Ended	Ended
	Year Ended			February	February
	February 28,			29,	28,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$16.26	$15.26	$13.79	$14.73	$14.63

Income (loss) from investment operations:
Net investment income(1)	0.25	0.20	0.20	0.23	0.23
Net realized and unrealized
gain (loss) on investments	0.67	1.25	1.79	(0.71)	1.54
Total from investment operations	0.92	1.45	1.99	(0.48)	1.77

Less distributions paid:
From investment loss	(0.25)	(0.19)	(0.19)	(0.23)	(0.24)
From net realized gain on investments	(0.51)	(0.26)	(0.33)	(0.23)	(1.43)
Total distributions paid	(0.76)	(0.45)	(0.52)	(0.46)	(1.67)
Net Asset Value, End of Year	$16.42	$16.26	$15.26	$13.79	$14.73
Total Return	5.92%	9.54%	14.64%	-3.31%	12.83%

Supplemental Data and Ratios:
Net Assets at End of Year (000’s Omitted)	$231,862	$232,472	$216,188	$180,801	$180,571
Ratio of expenses to average net assets	0.88%	0.89%	0.89%	0.90%	0.90%
Ratio of net investment
income to average net assets	1.53%	1.28%	1.37%	1.62%	1.54%
Portfolio turnover rate	42.6%	30.9%	60.3%	58.3%	36.2%

(1)	Per share net investment income was calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

				Year	Year
				Ended	Ended
	Year Ended			February	February
	February 28,			29,	28,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$16.62	$15.56	$14.05	$15.02	$14.87

Income (loss) from investment operations:
Net investment income(1)	0.25	0.15	0.17	0.20	0.19
Net realized and unrealized
gain (loss) on investments	0.65	1.28	1.82	(0.73)	1.59
Total from investment operations	0.90	1.43	1.99	(0.53)	1.78

Less distributions paid:
From investment loss	(0.19)	(0.11)	(0.15)	(0.21)	(0.20)
From net realized gain on investments	(0.51)	(0.26)	(0.33)	(0.23)	(1.43)
Total distributions paid	(0.70)	(0.37)	(0.48)	(0.44)	(1.63)
Net Asset Value, End of Year	$16.82	$16.62	$15.56	$14.05	$15.02
Total Return	5.64%	9.19%	14.33%	-3.56%	12.66%

Supplemental Data and Ratios:
Net Assets at End of Year (000’s Omitted)	$21	$94	$2,717	$435	$148
Ratio of expenses to average net assets	1.13%	1.21%	1.14%	1.15%	1.15%
Ratio of net investment
income to average net assets	1.49%	0.98%	1.12%	1.37%	1.79%
Portfolio turnover rate	42.6%	30.9%	60.3%	58.3%	36.2%

(1)	Per share net investment income was calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Notes to Financial Statements
February 28, 2019

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Bright Rock Funds (the “Funds”) are comprised of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund, each representing a distinct series with its own investment objective and policies within the Trust.  The investment objective of both Funds is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund has two share classes: Institutional Class and Investor Class shares. Each Fund is a series of an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  The Institutional Class shares of each Fund commenced operations on May 26, 2010.  The Investor Class shares of each Fund commenced operations on January 17, 2012. Bright Rock Capital Management, LLC (the “Adviser”) serves as the Funds’ investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued.  Forward currency contracts are valued at the mean between the bid and asked prices by an approved independent pricing service (Pricing Service”).  Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.  Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2019

represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its net asset value (“NAV”), whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a Pricing Service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  In the absence of available quotations, the securities will be priced at fair value.  Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2019

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.  In the event market quotations are not readily available, such security will be valued at its fair value.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2019:

Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$62,551,763	$—	$—	$62,551,763
Money Market Funds	1,427,310	—	—	1,427,310
Total Investments
in Securities	$63,979,073	$—	$—	$63,979,073

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2019

Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$226,562,835	$—	$—	$226,562,835
Exchange Traded Fund	4,351,380	—	—	4,351,380
Money Market Funds	348,555	—	—	348,555
Total Investments
in Securities	$231,262,770	$—	$—	$231,262,770

The Funds did not hold financial derivative instruments during the year presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These differences are either temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2019

(e)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

(f)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  Distribution (12b-1) fees are expensed at 0.25% of average daily net assets of the Investor Class shares of each Fund.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders for the years ended February 28, 2019 and February 28, 2018 were as follows:

	Ordinary	Long-term
	Income	Capital Gain
Mid Cap Growth Fund
Year ended February 28, 2019	$—	$—
Year ended February 28, 2018	$52,383	$—
Quality Large Cap Fund
Year ended February 28, 2019	$3,552,533	$6,983,320
Year ended February 28, 2018	$2,748,789	$3,621,552

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2019

As of February 28, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Cost basis of investments for
federal income tax purposes	$36,770,565	$168,551,783
Gross tax unrealized appreciation	$28,415,867	$64,345,301
Gross tax unrealized depreciation	(1,207,359)	(1,634,314)
Net tax unrealized appreciation	$27,208,508	$62,710,987
Undistributed ordinary income	$85,966	$532,489
Undistributed long-term capital gain	486,350	1,448,098
Total distributable earnings	$572,316	$1,980,587
Other accumulated loss	—	—
Total accumulated earnings	$27,780,824	$64,691,574

The difference between book-basis and tax-basis cost of investments is attributable to the tax deferral of wash sale losses.

The Funds had no material uncertain tax positions and had not recorded a liability for unrecognized tax benefits as of February 28, 2019.  Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal year 2019.  At February 28, 2019, the fiscal years 2016 through 2019 remained open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund, compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.  The Trust, on behalf of the Quality Large Cap Fund, compensates the Adviser for its management services at the annual rate of 0.65% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Funds’ other expenses at least through June 28, 2020, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.25% of each

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2019

Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursements will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.  The Funds did not have any previously waived expenses subject to potential recoupment at the period end.

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes them to pay Quasar Distributors, LLC (the “Distributor”) a distribution (12b-1) fee of 0.25% of each Fund’s Investor Class shares’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the year ended February 28, 2019, the Mid Cap Growth Fund and the Quality Large Cap Fund incurred expenses of $175 and $79 pursuant to the 12b-1 Plan, respectively.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services) (“Fund Services”) acts as the Funds’ administrator under an Administration Agreement. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; and coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  Fees and expenses incurred for the year ended February 28, 2019, and owed as of February 28, 2019 are as follows:

Administration	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$75,929	$11,688
Bright Rock Quality Large Cap Fund	$227,520	$35,732

Fund Accounting	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$44,585	$7,266
Bright Rock Quality Large Cap Fund	$101,966	$16,240

Transfer Agency	Incurred*	Owed
Bright Rock Mid Cap Growth Fund	$40,520	$6,798
Bright Rock Quality Large Cap Fund	$54,558	$9,738

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2019

Custody	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$6,934	$1,098
Bright Rock Quality Large Cap Fund	$25,310	$4,171

*	These amounts do not include sub-transfer agency fees, and therefore may not agree to the Statements of Operations.

The Funds each have a line of credit with US Bank (see Note 9).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of Fund Services and US Bank.

Certain officers of the Funds are also employees of Fund Services.  A Trustee of the Trust is affiliated with Fund Services and US Bank.  This same Trustee is a board member and an interested person of the Distributor.

The Trust’s Chief Compliance Officer (“CCO”) is also an employee of Fund Services.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the year ended February 28, 2019, and owed as of February 28, 2019, is as follows:

CCO	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$10,665	$1,916
Bright Rock Quality Large Cap Fund	$10,665	$1,907

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

	Year Ended	Year Ended
Mid Cap Growth Fund – Institutional Class	February 28, 2019	February 28, 2018
Shares Sold	449,979	436,019
Shares Issued to Holders in
Reinvestment of Distributions	—	54
Shares Redeemed	(638,017)	(648,325)
Net Decrease	(188,038)	(212,252)

	Year Ended	Year Ended
Mid Cap Growth Fund – Investor Class	February 28, 2019	February 28, 2018
Shares Sold	278	393
Shares Issued to Holders in
Reinvestment of Distributions	—	1
Shares Redeemed	(714)	(5,512)
Net Decrease	(436)	(5,118)

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2019

	Year Ended	Year Ended
Quality Large Cap Fund – Institutional Class	February 28, 2019	February 28, 2018
Shares Sold	1,757,860	2,087,343
Shares Issued to Holders in
Reinvestment of Distributions	453,922	223,111
Shares Redeemed	(2,390,357)	(2,175,811)
Net Increase (Decrease)	(178,575)	134,643

	Year Ended	Year Ended
Quality Large Cap Fund – Investor Class	February 28, 2019	February 28, 2018
Shares Sold	—	18,404
Shares Issued to Holders in
Reinvestment of Distributions	62	934
Shares Redeemed	(4,492)	(188,253)
Net Decrease	(4,430)	(168,915)

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended February 28, 2019 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Mid Cap Growth Fund	Quality Large Cap Fund
Purchases	$ 6,653,594	$ 97,554,029
Sales	$11,340,210	$107,142,185

(9)	Line of Credit

The Funds each have lines of credit, maturing August 9, 2019, of the lesser of 33.33% of the fair value of unencumbered net assets of a Fund or the amount of $3,500,000 and $25,000,000 for the Mid Cap Growth Fund and Quality Large Cap Fund, respectively. These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was accrued at the prime rate of 4.50% from March 1, 2018 through March 21, 2018, 4.75% from March 22, 2018 through June 13, 2018, 5.00% from June 14, 2018 through September 26, 2018, 5.25% from September 27, 2018 through December 19, 2018, and 5.50% thereafter.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Bright Rock Mid
Cap Growth Fund	10	$112,200	$150	$190,000	6/11/2018
Bright Rock Quality
Large Cap Fund	17	$441,882	$1,022	$1,140,000	11/6/2018

* Interest expense is included within “other expenses” on the Statements of Operations.

Bright Rock Funds
Notes to Financial Statements (Continued)
February 28, 2019

(10)	Recent Accounting Pronouncements

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has chosen to early adopt the eliminated or modified disclosures for the year ended February 28, 2019.

(11)	Subsequent Event

On March 15, 2019, the Quality Large Cap Fund declared and paid a distribution of $55 and $732,156 to the Investor Class and Institutional Class shareholders of record on March 14, 2019, respectively.

Bright Rock Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders of Bright Rock Funds and Board of Trustees of Trust for Professional Managers:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Bright Rock Funds, comprising Bright Rock Mid Cap Growth Fund and Bright Rock Quality Large Cap Fund (collectively, the “Funds”), each portfolios of the diversified series constituting Trust for Professional Managers, as of February 28, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting the Bright Rock Funds as of February 28, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2019, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Milwaukee, Wisconsin
April 29, 2019

We have served as the auditor of one or more Trust for Professional Managers’ investment companies since 2002.

Bright Rock Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Bright Rock Funds
Additional Information
(Unaudited)

Tax Information

For the fiscal year ended February 28, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Bright Rock Quality Large Cap	100.00%
Bright Rock Mid Cap Growth	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2019, was as follows:

Bright Rock Quality Large Cap	100.00%
Bright Rock Mid Cap Growth	100.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-273-7223.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Independent Trustees

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years
Michael D. Akers, Ph.D.	Trustee	Indefinite	28	Professor,	Independent
615 E. Michigan St.		Term; Since		Department of	Trustee, USA
Milwaukee, WI 53202		August 22,		Accounting,	MUTUALS
Year of Birth: 1955		2001		Marquette University	(an open-end
				(2004–present);	investment
				Chair, Department	company with
				of Accounting,	three portfolios).
Marquette University
(2004–2017).

Gary A. Drska	Trustee	Indefinite	28	Pilot, Frontier/	Independent
615 E. Michigan St.		Term; Since		Midwest Airlines,	Trustee, USA
Milwaukee, WI 53202		August 22,		Inc. (airline company)	MUTUALS
Year of Birth: 1956		2001		(1986–present).	(an open-end
investment
company with
three portfolios).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years
Jonas B. Siegel	Trustee	Indefinite	28	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee, Gottex
Milwaukee, WI 53202		October 23,		Managing Director,	Trust (an open-
Year of Birth: 1943		2009		Chief Administrative	end investment
				Officer (“CAO”) and	company)
				Chief Compliance	(2010–2016);
				Officer (“CCO”),	Independent
				Granite Capital	Manager,
				International Group,	Ramius IDF
				L.P. (an investment	fund complex
				management firm)	(two closed-end
				(1994–2011).	investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment fund
complex (three
closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Alternatives
fund complex
(three closed-end
investment
companies)
(2010–2015).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Interested Trustee and Officers
			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years
Joseph C. Neuberger*	Chairperson	Indefinite	28	President (2017–	Trustee, USA
615 E. Michigan St.	and	Term; Since		present), Chief	MUTUALS
Milwaukee, WI 53202	Trustee	August 22,		Operating Officer	(an open-
Year of Birth: 1962		2001		(2016–present),	end investment
				Executive Vice	company)
				President (1994–	(2001–2018);
				2017), U.S.	Trustee, Buffalo
				Bancorp Fund	Funds (an open-
				Services, LLC.	end investment
company)
(2003–2017).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in the Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years
Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Compliance	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Officer,	July 1,		Services, LLC (February
Year of Birth: 1985	Vice	2017		2017–present); Vice
	President			President and Assistant
	and			CCO, Heartland
	Anti-Money			Advisors, Inc.
	Laundering			(December 2016–
	Officer			January 2017); Vice
President and CCO,
Heartland Group, Inc.
(May 2016–
November 2016);
Vice President, CCO
and Senior Legal
Counsel (May 2016–
November 2016),
Assistant CCO and
Senior Legal Counsel
(January 2016–April
2016), Heartland
Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		May 29,		Services, LLC
Year of Birth: 1981		2015		(2012–present).

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		April 23,		Services, LLC
Year of Birth: 1987		2015		(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		July 1,		Services, LLC
Year of Birth: 1987		2015		(2010–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		August 20,		Services, LLC
Year of Birth: 1985		2018		(2007–present).

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-273-7223. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-273-7223, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-866-273-7223 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Bright Rock Funds

Investment Adviser
Bright Rock Capital Management, LLC
288 Union Street
Rockland, Massachusetts 02370

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

BB-ANNUAL

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on May 9, 2011.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2019	FYE 2/28/2018
Audit Fees	$49,600	$48,200
Audit-Related Fees	$0	$0
Tax Fees	$11,600	$11,200
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2019	FYE 2/28/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 2/28/2019	FYE 2/28/2018
Registrant	$0	$0
Registrant’s Investment Adviser	$265,000	$72,000

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 9, 2011.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*       /s/ John Buckel
John Buckel, President

Date     4/30/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ John Buckel
John Buckel, President

Date     4/30/2019

By (Signature and Title)*       /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date     4/30/2019

* Print the name and title of each signing officer under his or her signature.